Supplement dated December 30, 2005

To The Prospectus Dated May 2, 2005 For

PERSPECTIVESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT – I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

Explanation:	The purpose of this supplement is to notify you of changes to your Contract's Investment Divisions, effective January 17, 2006.

Five new Investment Divisions of the Separate Account are available, each of which invests in the following funds – all Class A shares:

JNL Series Trust

JNL/S&P Retirement Income Fund

JNL/S&P Retirement 2015 Fund

JNL/S&P Retirement 2020 Fund

JNL/S&P Retirement 2025 Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management DowSM Dividend Fund

Also with the JNL Variable Fund LLC, please note the following name changes (and disclaimers):

JNL/Mellon Capital Management DowSM 10 Fund

(Formerly, JNL/Mellon Capital Management The DowSM 10 Fund)

JNL/Mellon Capital Management S&P® 10 Fund

(Formerly, JNL/Mellon Capital Management The S&P® 10 Fund)

"Dow Jones®," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

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Under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the expenses charged by the following newly available funds. Also, the below footnotes replace the corresponding footnotes in the prospectus. (There are no changes to the rest of the footnotes.)

Fund Operating Expenses (As an annual percentage of the Fund's average daily net assets)	Management and Admin Fee A	Service (12b-1) Fee	Other Expenses B	Annual Operating Expenses
Fund Name
JNL/S&P Retirement Income J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2015 J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2020 J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2025 J	0.18%	n/a	0.01%	0.19%
JNL/Mellon Capital Management DowSM Dividend	0.52%	0.20%	0.03%	0.75%

A

Certain Funds pay Jackson National Asset Management, LLC®, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

J

Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.75 % to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

JNL/S&P Managed Conservative Fund	1.02%
JNL/S&P Managed Moderate Fund	1.07%
JNL/S&P Managed Moderate Growth Fund	1.11%
JNL/S&P Managed Growth Fund	1.14%
JNL/S&P Managed Aggressive Growth Fund	1.18%
JNL/Retirement Income Fund	1.02%
JNL/S&P 2015 Fund	1.07%
JNL/S&P 2020 Fund	1.17%
JNL/S&P 2025 Fund	1.19%

Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds:

JNL Series Trust

JNL/S&P Retirement Income Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

JNL/S&P Retirement 2015 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group

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of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

JNL/S&P Retirement 2020 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

JNL/S&P Retirement 2025 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) the GMIB; and (iii) any GMWB.

Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner’s death.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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Also under INVESTMENT DIVISIONS, with the JNL Variable Fund LLC, please add the following information about the newly available fund:

JNL Variable Fund LLC

JNL/Mellon Capital Management DowSM Dividend Fund

Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the business day before each "Stock Selection Date."

Please replace Appendix A in its entirety with the following:

APPENDIX A

Dow Jones does not:

•	Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.
•	Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or any other securities.
•	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.
•

Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.

•

Consider the needs of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or the owners of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund. Specifically,
• Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•      The results to be obtained by the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, the owners of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or any other person in connection with the use of the DJIA and the data included in the DJIA;

• The accuracy or completeness of the DJIA and its data;
• The merchantability and the fitness for a particular purpose or use of the DJIA and its data.
• Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.

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• Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or any other third parties.

(To be used with VC3656 Rev. 05/05)

V13310 01/06

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